GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of General And Administrative Expenses
	March 31, 2024	March 31, 2023
Salaries and benefits	$396	$395
Office and miscellaneous	381	192
Professional fees	159	239
Management and consulting fees	107	106
Investor relations	73	81
Travel and promotion	35	54
Directors fees	44	44
Regulatory and compliance fees	41	38
Depreciation	36	35
	$1,272	$1,184